Pre-Production Costs Related to Long-Term Supply Arrangements	12 Months Ended
Dec. 31, 2025
Pre-Production Costs Related to Long-Term Supply Arrangements
Pre-Production Costs Related to Long-Term Supply Arrangements

9.Pre-Production Costs Related to Long-Term Supply Arrangements

At December 31, 2025 and 2024, the Company recorded $7.0 million and $7.4 million in the balance sheet in the Company’s consolidated financial statements, of pre-production costs for which customer reimbursement is contractually guaranteed, respectively. The reimbursable costs are recorded in “Other current assets” if reimbursement occurs in less than one year and in “Other non-current assets” if reimbursement occurs beyond one year. As of December 31, 2025 and 2024, the Company had $7.0 million and $4.2 million of reimbursable costs recorded in other current assets, respectively and $0.01 million and $3.2 million of reimbursable costs recorded in other non-current assets, respectively.